Condensed Parent Only Financial Information (Tables)	12 Months Ended
Mar. 31, 2024
Condensed Parent Only Financial Information [Abstract]
Schedule of Condensed Balance Sheets	Condensed balance sheets
	As of March 31,
	2024	2023
	$’000	$’000
ASSETS
Current assets:
Cash and cash equivalents	1,357	5
Prepaid expenses and other current assets, net	1,312	-
Loan receivables net of allowance for expected credit losses of $410,000 and nil as of March 31, 2024 and 2023	574	-
Amount due from a director	-	1
Total current assets	3,243	6

Non-current assets:
Interests in subsidiaries	4,688	4,687
Investment in an associate	254	-
Property and equipment, net	124	-
Right-of-use assets, net	962	-
Refundable deposits	288	-
Prepaid expenses	450	-
Total non-current assets	6,766	4,687
TOTAL ASSETS	10,009	4,693

LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accruals and other current liabilities	158	-
Lease liabilities - current	536	-
Amount due to a director	3	-
Amount due to a related party	6	6
Amount due to a subsidiary	25	4,695
Total current liabilities	728	4,701

Non-current liabilities:
Lease liabilities - non-current	439	-
Total non-current liabilities	439	-
TOTAL LIABILITIES	1,167	4,701

Shareholders’ equity (deficit)
Ordinary shares (US$0.0001 par value per share; 1,000,000,000 shares authorized; 15,500,000 and 12,000,000 shares issued and outstanding as of March 31, 2024 and 2023)	1	1
Additional paid-in capital	14,810	-
Accumulated losses	(5,969)	(9)
Total shareholders’ equity (deficit)	8,842	(8)

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	10,009	4,693

Schedule of Condensed Statements of Loss	Condensed statements of loss
	For the years ended March 31,
	2024	2023	2022
	$’000	$’000	$’000
Interest income	29	-	-

Expenses
Allowance for expected credit losses	410	-	-
Employee benefits expenses	3,852	-	-
Share of results of an associate	3	-	-
Professional fee	421	8	-
Office expenses	117	-	-
Marketing and promotion expenses	921	-	-
Other general and administrative expenses	265	1	-
Total expenses	5,989	9	-

Loss before income tax expense	(5,960)	(9)	-

Income tax expense	-	-	-
Net loss	(5,960)	(9)	-

Schedule of Condensed Statements of Cash Flows	Condensed statements of cash flows
	For the years ended March 31,
	2024	2023	2022
	$’000	$’000	$’000
Cash flows from operating activities:
Net loss	(5,960)	(9)	-
Adjustment to reconcile net loss to cash used in operating activities:			-
Depreciation	4	-	-
Allowance for expected credit losses	410	-	-
Share based compensations	3,810	-	-
Share of results of an associate	3	-	-
Interest income from loan to a third party	(26)	-	-
Lease expense	93	-	-
Change in operating assets and liabilities:			-
Change in refundable deposits	(288)	-	-
Change in prepaid expenses and other current assets	(1,763)	-	-
Change in amount due from a director	1	-	-
Change in accruals and other current liabilities	158	-	-
Change in lease liabilities	(80)	-	-
Change in amount due to a subsidiary	39	8	-
Cash used in operating activities	(3,599)	(1)	-

Cash flows from investing activities			-
Purchase of property and equipment	(128)	-	-
Investment in an associate	(257)	-
Loan to a third party	(958)	-
Cash used in investing activities	(1,343)	-	-
			-
Cash flows from financing activities
Net proceeds from IPO	7,065	-	-
Advance to a subsidiary	(774)	-	-
Advance from a director	3	6	-
Cash provided by financing activities	6,294	6	-

Net change in cash, cash equivalents and cash segregated for regulatory purpose	1,352	5	-
Cash, cash equivalents and cash segregated for regulatory purpose at beginning of the year	5	-	-
Cash, cash equivalents and cash segregated for regulatory purpose at the end of the year	1,357	5	-

Supplemental schedule of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,044	-	-